COMMON SHARES (Details Narrative 1) - USD ($)																														1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 15, 2016	Feb. 01, 2016	Jan. 26, 2016	Jun. 17, 2015	Jun. 15, 2015	Jun. 12, 2015	Apr. 15, 2015	Jan. 05, 2015	Dec. 08, 2014	Sep. 21, 2014	Mar. 10, 2014	Jan. 09, 2014	Dec. 13, 2013	Oct. 08, 2013	Sep. 30, 2013	Sep. 03, 2013	Jul. 22, 2013	Jun. 26, 2013	Jun. 19, 2013	May 10, 2013	Apr. 10, 2013	Mar. 10, 2013	Jan. 03, 2013	Dec. 25, 2012	Dec. 20, 2012	Nov. 20, 2012	Nov. 05, 2012	Oct. 25, 2012	Feb. 20, 2012	Apr. 30, 2015	Feb. 28, 2013	Jan. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Aug. 01, 2016	Jun. 23, 2015	Nov. 26, 2013
Number of common stock issued for services	85,000	540,000										345,132		88,496																				8,035,000
Value of common stock issued for services												$ 89,734																					$ 49,000		$ 94,000	$ 262,000	$ 1,336,000	$ 1,574,000	$ 3,220,000	$ 758,000
Number of common stock issued upon new issue			1,000,000						209,041	280,592																331,859
Value of common stock issued upon new issue										$ 59,000																$ 101,000							$ 188,000			589,000	$ 251,000	$ 347,000	$ 900,000	$ 891,000
Exercise price (in dollars per shares)																																		$ 0.1400				$ 0.1400			$ .058
Preferred shares, par value (in dollars per share)																																											$ 0.001
Preferred shares, shares authorized																																											500,000,000
Conversion of warrants																																				$ 41,000
Warrant [Member]
Conversion of warrants																														$ 48,549
Mr. Shlomi Palas [Member]
Number of common stock issued for services											250,000		424,779														53,098
Mr. Josh Shoham [Member]
Number of common stock issued for services											220,000		353,982														44,248
Mr. Roy Amitzur [Member]
Number of common stock issued for services											200,000		353,982														44,248
Mr. Mark Radom [Member]
Number of common stock issued for services																											35,399
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Exercise price (in dollars per shares)								$ 0.001
Consultant [Member]
Number of common stock available for future issuance																													35,399
Number of common stock issued for services					1,500,000																								17,700
Value of common stock issued for services					$ 34,500
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue															88,496	268,169	268,169	53,098	132,744	88,496	88,496	88,496		265,487	309,735			88,496			154,868	154,868
Value of common stock issued upon new issue																$ 100,000	$ 100,000	$ 20,000	$ 50,000					$ 70,000	$ 100,000			$ 20,000			$ 50,000	$ 50,000
Share price																									$ 0.32286
Number of additional common stock issued upon new issue																															88,496
Fair value of options																															$ 76,000
Professional fees																							$ 11,000
Non-US Investor (Subscription Agreement) [Member] | First Stock Option [Member]
Share price																															$ 2.26
Number of shares options to purchase																															66,372
Expiration period																															1 year
Non-US Investor (Subscription Agreement) [Member] | Second Stock Option [Member]
Share price																															$ 4.52
Number of shares options to purchase																															66,372
Expiration period																															2 years
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue																			53,634									380,531
Value of common stock issued upon new issue																			$ 20,000									$ 50,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue						8,484,848	1,630,000																															1,000,000
Value of common stock issued upon new issue						$ 140,000	$ 48,000
Number of shares options to purchase								1,000,000
Value of common stock options								$ 158,024
Number of stock options issued								1,000,000
Share Repurchase Program [Member]
Maximum number of authorized shares repurchase				500,000																																						144,054
Number of common stock equates				16,666,667
Shareholder settlement amount																																										$ 28,328